Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	SIGNPATH PHARMA, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001455694
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name		Delaware
Entity Incorporation, Date of Incorporation		May 15, 2006